PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Airlines – 1.0%
36,405	Spirit Airlines, Inc.(a)	$1,343,345

	Banks – 2.8%
39,485	BankUnited, Inc.	1,735,366
50,835	PacWest Bancorp	1,939,355

		3,674,721

	Biotechnology – 1.6%
22,718	Emergent BioSolutions, Inc.(a)	2,110,729
	Building Products – 4.2%
84,625	Builders FirstSource, Inc.(a)	3,924,061
18,630	Gibraltar Industries, Inc.(a)	1,704,832

		5,628,893

	Capital Markets – 6.3%
36,705	LPL Financial Holdings, Inc.	5,217,983
57,360	Moelis & Co., Class A	3,147,917

		8,365,900

	Chemicals – 9.8%
143,625	Axalta Coating Systems Ltd.(a)	4,248,428
85,675	Chemours Co. (The)	2,391,189
221,200	Element Solutions, Inc.	4,045,748
21,600	FMC Corp.	2,389,176

		13,074,541

	Commercial Services & Supplies – 3.3%
53,700	Ritchie Bros. Auctioneers, Inc.	3,144,135
5,870	UniFirst Corp.	1,313,178

		4,457,313

	Communications Equipment – 0.6%
33,535	Comtech Telecommunications Corp.	833,009

	Electronic Equipment, Instruments & Components – 7.3%
41,360	Fabrinet(a)	3,738,530
14,400	II-VI, Inc.(a)	984,528
52,830	Insight Enterprises, Inc.(a)	5,041,039

		9,764,097

	Energy Equipment & Services – 2.8%
112,115	ChampionX Corp.(a)	2,436,259
169,995	TechnipFMC PLC(a)	1,312,361

		3,748,620

	Food & Staples Retailing – 2.2%
50,175	Performance Food Group Co.(a)	2,890,582

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 4.8%
9,725	Caesars Entertainment, Inc.(a)	$850,451
227,564	International Game Technology PLC(a)	3,652,402
49,265	Scientific Games Corp., Class A(a)	1,897,688

		6,400,541

	Insurance – 0.7%
17,415	First American Financial Corp.	986,560

	IT Services – 3.9%
59,535	DXC Technology Co.(a)	1,861,064
10,765	ExlService Holdings, Inc.(a)	970,572
141,165	Switch, Inc., Class A	2,295,343

		5,126,979

	Machinery – 9.7%
14,050	Alamo Group, Inc.	2,193,907
86,700	Federal Signal Corp.	3,320,610
35,650	SPX Corp.(a)	2,077,326
86,295	Trinity Industries, Inc.	2,458,545
173,620	Welbilt, Inc.(a)	2,821,325

		12,871,713

	Media – 3.4%
76,405	Sinclair Broadcast Group, Inc., Class A	2,235,610
122,485	TEGNA, Inc.	2,306,393

		4,542,003

	Metals & Mining – 1.0%
49,415	Arconic Corp.(a)	1,254,647
1,140	Materion Corp.	75,513

		1,330,160

	Oil, Gas & Consumable Fuels – 2.0%
75,260	Ovintiv, Inc.	1,792,693
182,705	Southwestern Energy Co.(a)	849,578

		2,642,271

	Personal Products – 1.5%
222,340	Coty, Inc., Class A(a)	2,003,283

	Professional Services – 5.2%
30,800	ASGN, Inc.(a)	2,939,552
8,865	CACI International, Inc., Class A(a)	2,186,641
13,295	FTI Consulting, Inc.(a)	1,862,762

		6,988,955

	REITs – Hotels – 2.9%
306,365	Sunstone Hotel Investors, Inc.(a)	3,817,308

	Road & Rail – 1.5%
8,665	Saia, Inc.(a)	1,997,976

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 8.6%
17,560	CMC Materials, Inc.	$3,104,432
18,920	MKS Instruments, Inc.	3,508,147
26,285	Onto Innovation, Inc.(a)	1,727,187
112,195	Tower Semiconductor Ltd.(a)	3,145,948

		11,485,714

	Specialty Retail – 2.2%
18,900	Group 1 Automotive, Inc.	2,982,231

	Textiles, Apparel & Luxury Goods – 2.5%
66,410	Capri Holdings Ltd.(a)	3,386,910

	Trading Companies & Distributors – 6.4%
13,170	GATX Corp.	1,221,386
62,345	Rush Enterprises, Inc., Class A	3,106,651
195,285	Univar Solutions, Inc.(a)	4,206,439

		8,534,476

	Total Common Stocks (Identified Cost $104,868,909)	130,988,830

Principal Amount
Short-Term Investments – 2.8%
$3,651,471	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $3,651,471 on 4/01/2021 collateralized by $3,488,500 U.S.Treasury Note, 2.375% due 8/15/2024 valued at $3,724,507 including accrued interest(b) (Identified Cost $3,651,471)	3,651,471

	Total Investments – 101.0% (Identified Cost $108,520,380)	134,640,301
	Other assets less liabilities – (1.0)%	(1,290,000)

	Net Assets – 100.0%	$133,350,301

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$130,988,830	$—	$—	$130,988,830
Short-Term Investments	—	3,651,471	—	3,651,471

Total	$130,988,830	$3,651,471	$—	$134,640,301

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Chemicals	9.8%
Machinery	9.7
Semiconductors & Semiconductor Equipment	8.6
Electronic Equipment, Instruments & Components	7.3
Trading Companies & Distributors	6.4
Capital Markets	6.3
Professional Services	5.2
Hotels, Restaurants & Leisure	4.8
Building Products	4.2
IT Services	3.9
Media	3.4
Commercial Services & Supplies	3.3
REITs - Hotels	2.9
Energy Equipment & Services	2.8
Banks	2.8
Textiles, Apparel & Luxury Goods	2.5
Specialty Retail	2.2
Food & Staples Retailing	2.2
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	7.9
Short-Term Investments	2.8

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%